Asset Retirement Obligation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligations [Line Items]
Escrow account			1,653	1,653
Significant unobservable inputs (Level 3) | Fair Value measurements, nonrecurring
Asset Retirement Obligations [Line Items]
Estimated annual inflation rate	2.95%	2.95%	2.95%	2.95%
Credit-adjusted risk-free interest rate	7.50%	8.30%	8.60%	8.90%